Concentration of Credit Risk and Significant Customers - Schedule of Concentration Risk Percentage (Details) - Customer Concentration Risk [Member]		3 Months Ended				6 Months Ended								12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2024		Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer			[1]	46.80%		11.40%				41.60%				36.20%		92.20%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer							[1]		[2]			94.20%					[1]
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer			[1]	53.20%			[1]			47.40%				30.50%			[2]
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer							[1]		[2]				[2]				[1]
Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer			[1]		[1]		[1]				[1]			17.30%			[2]
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer							[1]	18.30%					[2]			18.30%
Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer			[1]		[1]		[1]				[1]				[2]		[2]
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer							[1]	27.70%					[2]			27.70%
Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer		76.20%			[1]	58.70%					[1]				[2]		[2]
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer						80.20%		53.90%					[2]				[1]
Customer F [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer			[1]		[1]		[1]			11.00%
Customer F [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer	[1]
Customer G [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer	[1]
Customer G [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer						11.40%										53.90%

[1]	Less than 10% of total
[2]	Less than 10% of total